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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:              University Capital Strategies Group, LLC
                 ------------------------------------------------
   Address:           #444 - 408 St. Peter Street
                 ------------------------------------------------
                      St. Paul, MN 55102
                 ------------------------------------------------

                 ------------------------------------------------

Form 13F File Number: 28-11803
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Patrick J. Hess
         -------------------------------
Title:        Chief Executive Officer
         -------------------------------
Phone:        651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Patrick J. Hess                 St. Paul, Minnesota         02/07/2008
   -------------------------------    ------------------------   ---------------
           [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        37
                                        --------------------

Form 13F Information Table Value Total:        $108,830
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                               TITLE                                                                       VOTING
                                 OF                   VALUE              SH/  PUT/  INVESTMENT   OTHER    AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP    (X$1000)    SHRS     PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-------------------------     -------    ---------  --------- --------- ----- ---- ------------ --------  ---------  ------  ----
ALCOA INC                        COM     013817101  $   914    25,000     SH                                 25,000
AFFILIATED COMPUTER SERVICES    CL A     008190100  $   677    15,000     SH                                 15,000
ALLIANCE DATA SYSTEMS CORP       COM     018581108  $ 4,124    55,000     SH                                 55,000
ALABAMA NATL BANCORP DELA        COM     010317105  $ 6,587    84,653     SH                                 84,653
ALFA CORP                        COM     015385107  $ 1,373    63,339     SH                                 63,339
ACTIVISION INC NEW           COM NEW     004930202  $   520    17,500     SH                                 17,500
BLOCKBUSTER INC                 CL B     093679207  $   766   222,700     SH                                222,700
COMMERCE BANCORP INC NJ          COM     200519106  $ 8,130   213,159     SH                                213,159
CLEAR CHANNEL COMMUNICATIONS     COM     184502102  $ 5,799   168,000     SH                                168,000
COEUR D ALENE MINES CORP IDA     COM     192108108  $   188    38,036     SH                                 38,036
CHIPOTLE MEXICAN GRILL INC      CL B     169656204  $19,803   160,934     SH                                160,934
COLEY PHARMACEUTICAL GROUP I     COM     19388P106  $   400    50,000     SH                                 50,000
3COM CORP                        COM     885535104  $ 1,630   360,688     SH                                360,688
FIRST CONSULTING GROUP INC       COM     31986R103  $   144    11,166     SH                                 11,166
FIRST CHARTER CORP               COM     319439105  $ 8,665   290,176     SH                                290,176
GENESCO INC                      COM     371532102  $ 3,601    95,253     SH                                 95,253
GREATER COMMUNITY BANCORP        COM     39167M108  $   253    15,497     SH                                 15,497
GOODMAN GLOBAL INC               COM     38239A100  $ 1,205    49,100     SH                                 49,100
GENESIS MICROCHIP INC DEL        COM     37184C103  $   572    66,698     SH                                 66,698
HARRAHS ENTMT INC                COM     413619107  $ 6,701    75,500     SH                                 75,500
HUNTSMAN CORP                    COM     447011107  $ 2,766   107,636     SH                                107,636
METAL MGMT INC               COM NEW     591097209  $ 4,141    90,951     SH                                 90,951
MGI PHARMA INC                   COM     552880106  $ 1,022    25,215     SH                                 25,215
PHARMION CORP                    COM     71715B409  $ 1,383    22,000     SH                                 22,000
RF MICRODEVICES INC              COM     749941100  $   102    17,937     SH                                 17,937
RIVIERA HLDGS CORP               COM     769627100  $ 2,316    75,179     SH                                 75,179
RADIATION THERAPY SERVICES       COM     750323206  $ 2,300    74,418     SH                                 74,418
STONE ENERGY CORP                COM     861642106  $ 3,753    80,000     SH                                 80,000
SIERRA HEALTH SVCS INC           COM     826322109  $ 5,740   136,794     SH                                136,794
SLM CORP                         COM     78442P106  $ 1,410    70,000     SH                                 70,000
UAP HLDG CORP                    COM     903441103  $ 2,611    67,653     SH                                 67,653
US BIOENERGY CORP                COM     90342V109  $ 3,826   326,700     SH                                326,700
WCI CMNTYS INC                   COM     92923C104  $    70    18,640     SH                                 18,640
WASTE INDUSTRIES USA INC         COM     941057101  $ 3,385    93,244     SH                                 93,244
EXCEL TECHNOLOGY INC             COM     30067T103  $   844    31,131     SH                                 31,131
XM SATELLITE RADIO HLDGS INC    CL A     983759101  $   978    79,919     SH                                 79,919
ZAPATA CORP                  COM PAR     989070602  $   132    18,100     SH                                 18,100